Accumulated Other Comprehensive Income (Loss) - Details About AOCI Components (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	$ (114,842)		$ (64,750)	$ (326,979)		$ (128,094)		$ (85,692)
Provision for income tax	(22,295)		(24,218)	19,161		(96,897)		(77,505)
Unrealized gains (losses) on investments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(117,114)	[1]	(74,781)	(346,911)	[2]	(143,330)	[2]	(119,970)	[2]
OTTI losses recognized in AOCI
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	2,311		9,936	18,987		14,082		32,193
Foreign Currency Translation Adjustments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	0		0	0		87		206
Underfunded pension liability
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	0		0	1,145		812		1,440
Cash flow hedge
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(39)		95	(200)		255		439
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(114,842)		(64,750)	(326,979)		(128,094)
Provision for income tax	1,533		84	7,164		(1,974)
Total amount reclassified from AOCI, net of tax	(113,309)		(64,666)	(319,815)		(130,068)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	(116,988)		(78,551)	(316,508)		(175,639)
OTTI on investments	21,928		15,724	95,344		54,095
Total before tax	(117,114)		(74,781)	(346,911)		(143,330)
Provision for income tax	1,577		87	7,597		(1,593)
Total amount reclassified from AOCI, net of tax	(115,537)		(74,694)	(339,314)		(144,923)
Reclassification out of Accumulated Other Comprehensive Income [Member] | OTTI losses recognized in AOCI
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	2,313		9,875	18,014		11,848
OTTI on investments	(2)		61	973		2,234
Total before tax	2,311		9,936	18,987		14,082
Provision for income tax	(44)		(3)	(32)		(175)
Total amount reclassified from AOCI, net of tax	2,267		9,933	18,955		13,907
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax				0		87
Provision for income tax				0		0
Total amount reclassified from AOCI, net of tax				0		87
Reclassification out of Accumulated Other Comprehensive Income [Member] | Underfunded pension liability
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Provision for income tax				(401)		(206)
Total amount reclassified from AOCI, net of tax				744		606
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash flow hedge
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(39)		95	(200)		255
Provision for income tax	0		0	0		0
Total amount reclassified from AOCI, net of tax	(39)		95	(200)		255
Life Funds Withheld Assets
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	34,416		52,738	223,272		5,067		0
OTTI on investments	(2,346)		(5,209)	(13,357)		(20,587)		$ 0
Change in adjustments related to future policy benefit reserves, net of tax	(22,053)		(11,954)	(125,747)		(21,786)
Life Funds Withheld Assets | Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investments
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Change in adjustments related to future policy benefit reserves, net of tax	$ (22,054)		$ (11,954)	$ (125,747)		$ (21,786)

[1]	. As of December 31, 2015, the cumulative impact of the Shadow Adjustments was $274.4 million. During the three months ended March 31, 2016, net movements of $(17.0) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $257.4 million as of March 31, 2016.
[2]	Included in these amounts is the impact of Shadow Adjustments. As of December 31, 2014, $445.1 million was recorded. During the year ended December 31, 2015, additional net impacts of $(170.7) million were recorded, resulting in a total cumulative net impact of Shadow Adjustments on future policy benefit reserves of $274.4 million at December 31, 2015.